Deposits - Maturities of Time Deposits Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
2026	$ 46,873
2027	638
2028	178
2029	117
2030	222
Thereafter	4
Total	$ 48,032	$ 54,769